Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets
Goodwill and Intangible Assets

NOTE 3.  Goodwill and Intangible Assets

Purchased goodwill from acquisitions totaled $2.5 billion in 2015, $636 million of which is deductible for tax purposes. Purchased goodwill from acquisitions totaled $65 million in 2014, none of which is deductible for tax purposes. The amounts in the “Translation and other” column in the following table primarily relate to changes in foreign currency exchange rates. The goodwill balance by business segment follows:

Goodwill

	Dec. 31,	2014	2014	Dec. 31,	2015	2015	Dec. 31,
	2013	acquisition	translation	2014	acquisition	translation	2015
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$2,171	$—	$(129)	$2,042	$637	$(106)	$2,573
Safety and Graphics	1,740	—	(90)	1,650	1,764	(72)	3,342
Health Care	1,596	65	(72)	1,589	94	(59)	1,624
Electronics and Energy	1,607	—	(53)	1,554	—	(44)	1,510
Consumer	231	—	(16)	215	—	(15)	200
Total Company	$7,345	$65	$(360)	$7,050	$2,495	$(296)	$9,249

As described in Note 16, effective in the third quarter of 2015, within the Health Care business segment, the Company formed the Oral Care Solutions Division, which combined the former 3M ESPE and 3M Unitek divisions. As also described in Note 16, effective in the first quarter of 2016, the Company changed its business segment reporting in its continuing effort to improve the alignment of its businesses around markets and customers. For any product changes that resulted in reporting unit changes, the Company applied the relative fair value method to determine the impact on goodwill of the associated reporting units. During the third quarter of 2015 and the first quarter of 2016, the Company completed its assessment of any potential goodwill impairment for reporting units impacted by these changes and determined that no impairment existed. The Company also completed its annual goodwill impairment test in the fourth quarter of 2015 for all reporting units and determined that no impairment existed. In addition, the Company had no impairments of goodwill in prior years.

Acquired Intangible Assets

For 2015, the intangible assets (excluding goodwill) acquired through business combinations increased the gross carrying amount. Balances are also impacted by changes in foreign currency exchange rates. The gross carrying amount and accumulated amortization of acquired intangible assets as of December 31, follow:

(Millions)	2015	2014
Customer related intangible assets	$1,973	$1,348
Patents	616	581
Other technology-based intangible assets	525	407
Definite-lived tradenames	421	401
Other amortizable intangible assets	216	221
Total gross carrying amount	$3,751	$2,958

Accumulated amortization — customer related	(668)	(597)
Accumulated amortization — patents	(481)	(472)
Accumulated amortization — other technology based	(252)	(215)
Accumulated amortization — definite-lived tradenames	(215)	(195)
Accumulated amortization — other	(169)	(167)
Total accumulated amortization	$(1,785)	$(1,646)

Total finite-lived intangible assets — net	$1,966	$1,312

Non-amortizable intangible assets (primarily tradenames)	635	123
Total intangible assets — net	$2,601	$1,435

Certain tradenames acquired by 3M are not amortized because they have been in existence for over 55 years, have a history of leading-market share positions, have been and are intended to be continuously renewed, and the associated products of which are expected to generate cash flows for 3M for an indefinite period of time.

Amortization expense for the years ended December 31 follows:

(Millions)	2015	2014	2013
Amortization expense	$229	$228	$236

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2015 follows:

						After
(Millions)	2016	2017	2018	2019	2020	2020
Amortization expense	$252	$226	$205	$192	$183	$908

The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, accelerated amortization of intangible assets and other events. 3M expenses the costs incurred to renew or extend the term of intangible assets.